Consolidated statement of profit or loss - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Continuing operations
Interest income using effective interest rate method	€ 18,577	€ 20,715	€ 25,056
Other interest income	2,474	1,843	3,107
Total interest income	21,051	22,559	28,163
Interest expense using effective interest rate method	(5,085)	(7,402)	(11,268)
Other interest expense	(1,966)	(1,605)	(3,084)
Total interest expense	(7,051)	(9,007)	(14,353)
Net interest income	14,000	13,552	13,811
Fee and commission income	5,004	4,514	4,439
Fee and commission expense	(1,487)	(1,503)	(1,571)
Net fee and commission income	3,517	3,011	2,868
Valuation results and net trading income	2,065	474	(159)
Investment income	167	152	188
Share of result from associates and joint ventures	141	66	82
Impairment of associates and joint ventures	(3)	(235)	(34)
Result on disposal of group companies	(29)	(3)	117
Net result on derecognition of financial assets measured at amortised cost	0	189	38
Other income	236	20	214
Total income	20,093	17,227	17,125
Addition to loan loss provisions	516	2,675	1,120
Staff expenses	5,941	5,812	5,755
Other operating expenses	5,251	5,341	4,598
Total expenses	11,708	13,828	11,472
Result before tax	8,385	3,399	5,653
Taxation	2,306	1,070	1,652
Net result	6,079	2,329	4,001
Net result (before non-controlling interests)	6,079	2,329	4,001
Net result attributable to Non-controlling interests	128	78	99
Net result attributable to shareholders of the parent	€ 5,951	€ 2,250	€ 3,903
Basic earnings per ordinary share	€ 1.53	€ 0.58	€ 1.00
Diluted earnings per ordinary share	€ 1.53	€ 0.58	€ 1.00